UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  May 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2015

Investment Advisor

Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.gersteinfisherfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	15
STATEMENT OF ASSETS AND LIABILITIES	42
STATEMENT OF OPERATIONS	44
STATEMENTS OF CHANGES IN NET ASSETS	46
FINANCIAL HIGHLIGHTS	50
NOTES TO FINANCIAL STATEMENTS	55
NOTICE OF PRIVACY POLICY & PRACTICES	67
ADDITIONAL INFORMATION	68

Gerstein Fisher Funds

Dear Fellow Shareholders,

As always, I want to thank you for investing with Gerstein Fisher. Our Multi-Factor® approach offers a highly disciplined investment strategy that seeks long-term risk-adjusted returns in excess of traditional benchmarks, while attempting to reduce the risk of significant underperformance relative to those benchmarks. The process is objective, research-based, repeatable and validated by the firm’s 20-year track record of managing assets for investors.

Gerstein Fisher’s Multi-Factor® models are designed to bring clarity and transparency to the investment process and create distinct offerings in asset classes where we believe we can add value for the investor. The core of our approach is driven by the understanding that a portfolio’s expected return is largely driven by its exposure to various risk factors. This rationale — that sources of risk fuel equity returns — determines what we focus on when designing and implementing our investment strategies.

Gerstein Fisher’s approach quantifies and seeks to capitalize on common investor behavioral biases as a core element of our portfolio strategy. Rather than attempting to outsmart the market through individual security selection, we build well-diversified portfolios with tilts toward risk and behavioral factors that historically have rewarded investors in the form of excess returns over the broader market. In other words, we are taking risk where we expect our shareholders to be compensated for it.

Some examples of portfolio tilts the Multi-Factor® Growth Equity Fund, the Multi-Factor® International Growth Equity Fund, and the Multi-Factor® Global Real Estate Securities Fund (together, the “Gerstein Fisher Funds” or the “Funds”) employ are size (premium for being in smaller vs. larger company stocks), price (premium for being in value vs. growth stocks), and momentum (premium for being in stocks with positive recent price momentum). We tilt the portfolio to desired risks, and tilt away from exposures to undesired, unrewarded risk factors. At the same time, we seek to minimize active risk relative to the benchmark by being neutral with respect to factors that have not been proven to reliably add to or that detract from long-term expected returns; for example, we generally do not take company- or industry-specific risks. Our strategy’s core goal is to avoid, as much as possible, taking risk where we do not expect our shareholders to be compensated for it, and carefully managing and understanding the risks that we do take.

Portfolio Reviews

Gerstein Fisher Multi-Factor® Growth Equity Fund (GFMGX)

U.S. markets registered gains during the six months to May 31, 2015, aided by modest economic growth, low inflation and interest rates, and improving labor markets. Benefiting from the broad stock market rally, particularly in large-company stocks, the Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Fund”) returned 4.88% for the six months ended May 31, 2015, slightly trailing the Russell 3000® Growth Index, which returned 5.15% in the same period.

The Fund’s underperformance relative to the Russell 3000® Growth Index was due largely to targeted exposures to certain strategic risk factors which are components of our Multi-Factor® strategy. Over short time periods, it is reasonable to expect risk factors to underperform, but we do expect, over extended time periods, that the factors will contribute to returns in excess of the benchmark. Performance attribution during the six-month period reveals that the Fund’s tilt to higher-momentum securities resulted in a positive contribution of 1.29%, while the Fund’s exposure to smaller stocks resulted in an excess return contribution of 0.09% relative to the Russell 3000® Growth Index. However, asset-specific exposure resulted in the negative contribution that led to the Fund underperforming the benchmark.

The Fund’s core mandate remains to control for undesired exposures while constructing the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the Russell 3000® Growth universe.  As a result, industry and sector weightings within the portfolio were held as closely to the benchmark as possible after targeted risk-factor tilts, including the three mentioned above, were implemented. Any industry and sector over- or underweights are primarily driven by these underlying factor exposures, and no individual holding constitutes more than 5% of the total portfolio.

Since its inception in December 2009, we have been pleased that the Fund has performed in line with our expectations. The Fund is designed to be an all-cap U.S. growth equity portfolio with additional exposures to targeted, systematic risk factors that include small companies, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that over time, the Gerstein Fisher Multi-Factor® Growth Equity Fund should continue to be well positioned to deliver a positive investment experience in the U.S. growth equity space, as well as to provide exposure to often overlooked factors within the domestic growth universe.

Gerstein Fisher Multi-Factor® International Growth Equity Fund (GFIGX)

Developed-world stock markets posted gains during the six months to May 31, 2015 on the back of a return to economic growth and lower interest rates in the eurozone and Japan.  The Gerstein Fisher Multi-Factor® International Growth Equity Fund (the “Fund”) returned 6.32% for the six months ended May 31, 2015, outperforming the MSCI EAFE Growth Index, which rose 5.91% during the same period.

The Fund’s outperformance relative to the MSCI EAFE Growth Index was due primarily to targeted exposures to certain strategic risk factors which are components of our Multi-Factor strategy.  Performance attribution during the six-month period reveals that higher exposure to more value-oriented stocks resulted in a positive contribution of 0.15% relative to the benchmark. The Fund’s tilt to smaller stocks added 0.34%, while higher-momentum securities performed well and contributed 1.35% relative to the MSCI EAFE Growth Index. The dispersion of country and currency weightings added about 0.6% during the six-month period.

Portfolio industry and sector weightings were held as closely to the benchmark as possible after the targeted risk-factor tilts were implemented. This is a direct consequence of controlling for undesired exposures while constructing the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the MSCI EAFE Growth universe.  Any industry and sector over- or underweights are driven by these underlying factor exposures, and no individual holding constituted more than 5% of the total portfolio. In addition to the risk factor tilts, another source of deviation of the portfolio from the index is due to strategic choices made to country weightings that typically limit any single country’s exposure within the portfolio to approximately 12% within the Fund. This is designed to redistribute the portfolio from the larger countries in the index and to provide more exposure to smaller countries.

Since the Fund’s inception in January 2012, we have been pleased that the Fund has performed in line with our expectations. The Fund is designed to be a large-cap developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors that include small companies, value and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® International Growth Equity Fund should be well positioned to deliver a positive investment experience in the international-developed growth equity space, as well as to provide exposure to often overlooked factors within the growth universe.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (GFMRX)

Global real estate continued to produce gains in the six months ended May 31, 2015, with both U.S. and international real estate securities advancing, aided by low interest rates and economic growth in both the U.S. and other developed countries. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Fund”) returned 2.05% for the six months ended May 31, 2015, outperforming the FTSE/EPRA NAREIT Developed Index, which was up 1.61% during the same period.

The Fund’s outperformance relative to the FTSE/EPRA NAREIT Developed Index was due in large part to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. Performance attribution during the six-month period reveals that greater exposure to higher-momentum stocks relative to the Index contributed 0.48% to the excess return; the tilt to small – cap securities contributed 0.18% to the excess return.

Portfolio sub-sector weightings were held as closely to the benchmark as possible after the targeted risk factor tilts were implemented. This is a direct consequence of controlling for undesired exposures, such as leverage, while constructing the portfolio to consist of higher-momentum, more value-oriented and smaller securities within the global real estate universe.  Any over- or underweights are driven by these underlying factor exposures, and no individual holding constituted more than 5% of the total portfolio. Additionally, country weightings are held to within 2% of their benchmark levels, to limit any country-specific risks.

Since the Fund’s inception in April 2013, we have been satisfied that the Fund has performed in line with our expectations. The Fund is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include size, value, and momentum, while seeking to avoid non-systematic risks such as company or single-security overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund should be well positioned to deliver a positive investment experience in the global real estate space, as well as to provide exposure to often overlooked factors within that investible universe.

Looking Ahead

We at Gerstein Fisher believe that our quantitative, structured approach to equity investing offers a compelling alternative to both pure passive and traditional active, qualitative equity-investing approaches. By delivering reliable asset class representation and carefully calibrated exposures to proven risk factors, Gerstein Fisher Funds can serve as strong core holdings within your diversified portfolios.

We look forward to writing to you again in six months, and we thank you for your continued trust and confidence.

Sincerely,

Gregg S. Fisher, CFA, CFP®
Founder and Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

This strategy and mutual fund investing involves risk. Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors. The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested. Diversification does not assure a profit nor protect against loss in a declining market. A real estate investment trust’s (“REIT’s”) share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment. Unlike mutual funds, exchange-traded funds (“ETFs”) do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

Index Definitions:

Russell 3000® Growth Index: The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

MSCI EAFE Growth Index: The MSCI EAFE Growth Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada, focusing on companies with higher price-to-book ratios and higher forecasted growth values. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

FTSE EPRA/NAREIT Developed Index: The Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14–5/31/15).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within sixty days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2014 -
	December 1, 2014	May 31, 2015	May 31, 2015*
Actual	$1,000.00	$1,048.80	$5.16
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.90	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2014 -
	December 1, 2014	May 31, 2015	May 31, 2015*
Actual	$1,000.00	$1,063.20	$6.02
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.10	$5.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2014 -
	December 1, 2014	May 31, 2015	May 31, 2015*
Actual	$1,000.00	$1,020.50	$5.04
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.95	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, ETFs that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings as of May 31, 2015
(% of Investments)

* Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2015

	Gerstein Fisher	Russell 3000®
	Multi-Factor®	Growth
	Growth Equity	Index

One Year	14.85%	14.95%
Three Year	20.99%	19.89%
Since Inception (1/15/2010)(1)	15.82%	15.68%

(1)	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Continued

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities, which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, ETFs that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings as of May 31, 2015
(% of Investments)

* Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2015

	Gerstein Fisher
	Multi-Factor®
	International	MSCI EAFE
	Growth Equity	Growth Index

One Year	1.61%	2.02%
Three Year	18.43%	15.10%
Since Inception (1/27/12)	13.82%	10.97%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including REITs.  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include ETFs that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings as of May 31, 2015
(% of Investments)

* Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2015

	Gerstein Fisher
	Multi-Factor®	FTSE EPRA/
	Global Real	NAREIT
	Estate Securities	Developed Index

One Year	8.88%	5.89%
Since Inception (4/30/13)	4.31%	3.44%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.13%
Accommodation – 1.07%
Civeo Corp.	460	$1,840
Marriott International, Inc. (b)	28,634	2,233,166
MGM Resorts International (a)	1,061	21,273
Pinnacle Entertainment, Inc. (a)	1,620	59,891
Wyndham Worldwide Corp.	2,287	194,189
		2,510,359
Administrative and Support Services – 1.30%
AECOM (a)(b)	700	23,121
Baker Hughes, Inc.	16,187	1,043,414
Dun & Bradstreet Corp.	5,492	702,592
EnerNOC, Inc. (a)	2,036	19,586
Liquidity Services, Inc. (a)(b)	2,429	24,096
Priceline Group, Inc. (a)(b)	1,030	1,207,201
TripAdvisor, Inc. (a)	204	15,557
		3,035,567
Air Transportation – 3.79%
Alaska Air Group, Inc.	14,908	963,653
American Airlines Group, Inc.	56,530	2,395,176
Delta Air Lines, Inc.	2,008	86,183
Hawaiian Holdings, Inc. (a)(b)	13,000	314,860
SkyWest, Inc.	6,352	94,010
Southwest Airlines Co. (b)	134,123	4,969,257
Spirit Airlines, Inc. (a)(b)	363	23,076
United Continental Holdings, Inc. (a)	791	43,181
		8,889,396
Ambulatory Health Care Services – 0.40%
Chemed Corp. (b)	7,375	915,901
RadNet, Inc. (a)	2,630	17,122
		933,023
Animal Production and Aquaculture – 0.43%
Cal-Maine Foods, Inc. (b)	17,758	1,006,701

Apparel Manufacturing – 0.53%
VF Corp.	17,664	1,244,076

Beverage and Tobacco Product Manufacturing – 4.24%
Altria Group, Inc.	7,548	386,458
Coca-Cola Co.	30,562	1,251,819
Coca-Cola Enterprises, Inc.	34,332	1,518,504
Constellation Brands, Inc.	25,068	2,955,267
Lorillard, Inc.	915	66,319

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Beverage and Tobacco Product Manufacturing – 4.24% (Continued)
Monster Beverage Corp. (a)	13,656	$1,738,136
PepsiCo, Inc.	12,730	1,227,554
Reynolds American, Inc.	10,241	785,997
		9,930,054
Broadcasting (except Internet) – 1.56%
Comcast Corp. (b)	395	23,092
DIRECTV (a)	6,876	625,991
Liberty Ventures (a)	2,160	89,640
Nexstar Broadcasting Group, Inc.	12,080	687,231
Starz (a)	17,794	746,636
Townsquare Media, Inc. (a)(b)	3,000	39,210
Walt Disney Co. (b)	13,007	1,435,583
		3,647,383
Building Material and Garden Equipment and Supplies Dealers – 1.46%
Home Depot, Inc.	30,679	3,418,254

Chemical Manufacturing – 11.98%
Abbott Laboratories	548	26,633
AbbVie, Inc. (b)	25,569	1,702,640
Actavis PLC (a)(b)(c)	15,338	4,705,852
Akorn, Inc. (a)(b)	35,783	1,642,440
Alnylam Pharmaceuticals, Inc. (a)	214	28,053
Celgene Corp. (a)(b)	27,194	3,112,081
Depomed, Inc. (a)	55,046	1,148,260
E.I. du Pont de Nemours & Co.	579	41,115
Gilead Sciences, Inc. (a)	46,684	5,241,213
Green Plains, Inc.	15,986	525,300
Innophos Holdings, Inc.	493	25,690
Insys Therapeutics, Inc. (a)(b)	1,951	116,280
Jazz Pharmaceuticals PLC (a)(c)	5,852	1,049,556
Johnson & Johnson	13,375	1,339,372
Lannett Co., Inc. (a)(b)	11,146	620,052
LyondellBasell Industries NV (c)	28,583	2,889,741
Mallinckrodt PLC (a)(c)	10,877	1,407,919
Medifast, Inc. (a)(b)	3,021	97,246
Monsanto Co.	587	68,667
Mylan NV (a)(c)	5,163	374,989
Olin Corp. (b)	9,574	279,944
Omnova Solutions, Inc. (a)	2,846	21,373
Pacific Ethanol, Inc. (a)(b)	3,941	45,361
PDL BioPharma, Inc. (b)	29,730	198,596
PPG Industries, Inc.	2,312	529,194
Sucampo Pharmaceuticals, Inc. (a)	27,020	438,535

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Chemical Manufacturing – 11.98% (Continued)
USANA Health Sciences, Inc. (a)(b)	2,972	$380,683
		28,056,785
Clothing and Clothing Accessories Stores – 2.29%
Buckle, Inc. (b)	1,340	57,057
Burlington Stores, Inc. (a)	40,591	2,141,987
Cato Corp.	604	22,523
Dillard’s, Inc. (b)	3,032	351,742
DSW, Inc.	1,010	34,996
Hanesbrands, Inc.	49,200	1,567,512
Ross Stores, Inc.	3,971	383,877
TJX Companies, Inc.	12,578	809,772
		5,369,466
Computer and Electronic Product Manufacturing – 12.50%
Alliance Fiber Optic Products, Inc.	9,358	181,171
Ambarella, Inc. (a)(b)(c)	15,953	1,439,120
Apple, Inc.	86,586	11,280,424
Applied Materials, Inc.	21,678	436,378
Applied Optoelectronics, Inc. (a)	1,563	27,915
ARRIS Group, Inc. (a)	33,325	1,100,058
Atmel Corp.	7,982	70,800
Avago Technologies Ltd (b)(c)	11,473	1,698,807
Cavium, Inc. (a)	356	25,052
Cray, Inc. (a)	805	24,617
EMC Corp.	3,722	98,038
Enphase Energy, Inc. (a)(b)	1,788	16,932
Freescale Semiconductor Ltd. (a)(c)	1,264	57,032
Halyard Health, Inc. (a)	26	1,077
Harman International Industries, Inc.	764	92,077
Harris Corp. (b)	14,076	1,115,101
Illumina, Inc. (a)	5,522	1,137,974
Intel Corp.	24,881	857,399
Invensense, Inc. (a)	1,512	21,410
Micron Technology, Inc. (a)	60,900	1,700,937
OSI Systems, Inc. (a)	3,467	250,456
PDF Solutions, Inc. (a)	1,232	19,626
Qorvo, Inc. (a)	25,535	2,097,700
QUALCOMM, Inc.	22,074	1,538,116
Roper Industries, Inc.	213	37,267
Rubicon Technology, Inc. (a)	6,102	16,414
SanDisk Corp.	344	23,523
Skyworks Solutions, Inc.	1,446	158,135
St. Jude Medical, Inc.	20,072	1,480,310
TTM Technologies, Inc. (a)	3,040	30,035

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing – 12.50% (Continued)
Western Digital Corp.	23,192	$2,257,973
		29,291,874
Construction of Buildings – 0.05%
Beazer Homes USA, Inc. (a)	1,323	24,237
KB Home (b)	1,575	23,279
NVR, Inc. (a)	58	78,915
		126,431
Credit Intermediation and Related Activities – 4.85%
Altisource Portfolio Solutions S.A. (a)(b)(c)	969	26,667
Ameriprise Financial, Inc.	41,243	5,138,465
Bank of the Ozarks, Inc.	744	32,714
Heartland Payment Systems, Inc.	453	24,213
LendingTree, Inc. (a)	40,140	2,378,696
Regional Management Corp. (a)	1,037	18,065
Springleaf Holdings, Inc. (a)	1,114	52,937
VirnetX Holding Corp. (a)(b)	3,404	16,373
Visa, Inc. (b)	41,652	2,860,659
Wells Fargo & Co.	14,808	828,656
		11,377,445
Data Processing, Hosting and Related Services – 0.59%
DST Systems, Inc.	11,521	1,364,086
Shutterstock, Inc. (a)	347	22,205
		1,386,291
Educational Services – 0.01%
ITT Educational Services, Inc. (a)(b)	3,750	16,387

Electrical Equipment, Appliance, and Component Manufacturing – 0.48%
AO Smith Corp.	457	32,621
EnerSys	730	48,647
Maxwell Technologies, Inc. (a)(b)	3,714	18,941
Spectrum Brands Holdings, Inc.	297	28,705
Whirlpool Corp.	5,440	1,002,320
		1,131,234
Electronics and Appliance Stores – 0.22%
REX American Resources Corp. (a)	8,069	515,367

Fabricated Metal Product Manufacturing – 0.02%
PGT, Inc. (a)	2,003	23,956
Strattec Security Corp. (b)	292	20,151
		44,107

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Food and Beverage Stores – 2.36%
Core-Mark Holding Co., Inc. (b)	9,140	$490,909
Kroger Co.	69,240	5,040,672
		5,531,581
Food Manufacturing – 1.59%
Bunge Ltd. (c)	6,298	582,943
Diamond Foods, Inc. (a)	333	9,477
Farmer Brothers Co. (a)(b)	744	18,265
Ingredion, Inc.	323	26,476
Keurig Green Mountain, Inc.	1,398	120,564
Kraft Foods Group, Inc.	1,138	96,104
Omega Protein Corp. (a)	12,223	168,066
Pilgrim’s Pride Corp. (b)	94,751	2,423,731
Sanderson Farms, Inc. (b)	3,526	287,475
		3,733,101
Food Services and Drinking Places – 1.36%
Buffalo Wild Wings, Inc. (a)(b)	499	76,182
Cracker Barrel Old Country Store, Inc. (b)	16,739	2,361,538
Jack in the Box, Inc. (b)	7,429	644,912
McDonald’s Corp.	801	76,840
Papa John’s International, Inc. (b)	546	37,516
		3,196,988
Furniture and Related Product Manufacturing – 0.39%
Container Store Group, Inc. (a)(b)	1,072	19,682
Fortune Brands Home & Security, Inc.	1,759	80,667
Patrick Industries, Inc. (a)	4,331	258,994
Select Comfort Corp. (a)	17,873	556,744
		916,087
General Merchandise Stores – 1.81%
Dollar General Corp.	16,044	1,164,634
Macy’s, Inc.	6,271	419,844
Wal-Mart Stores, Inc.	35,793	2,658,346
		4,242,824
Health and Personal Care Stores – 2.88%
CVS Health Corp.	10,581	1,083,283
Express Scripts Holding Co. (a)	10,163	885,604
McKesson Corp.	15,629	3,707,667
Walgreens Boots Alliance, Inc.	12,437	1,067,592
		6,744,146
Heavy and Civil Engineering Construction – 0.01%
Primoris Services Corp. (b)	1,206	22,637

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Hospitals – 0.18%
HCA Holdings, Inc. (a)	5,118	$418,806

Insurance Carriers and Related Activities – 7.36%
Allied World Assurance Co. Holdings AG (c)	85,038	3,613,265
Anthem, Inc.	5,259	882,723
Argo Group International Holdings Ltd. (c)	11,060	582,309
Cigna Corp.	13,167	1,854,309
eHealth, Inc. (a)	1,790	23,341
Endurance Specialty Holdings Ltd. (b)(c)	928	56,404
Federated National Holding Co.	29,376	754,376
Greenlight Capital Re. Ltd. (a)(c)	79,152	2,425,217
Hanover Insurance Group, Inc.	1,761	125,348
HCI Group, Inc. (b)	8,170	353,189
Prudential Financial, Inc.	11,060	935,787
Reinsurance Group of America, Inc.	8,347	780,862
Travelers Companies, Inc.	10,237	1,035,165
United Insurance Holdings Corp.	19,431	280,195
Universal Insurance Holdings, Inc.	45,433	1,159,904
Validus Holdings Ltd. (c)	55,614	2,386,397
		17,248,791
Leather and Allied Product Manufacturing – 0.57%
Iconix Brand Group, Inc. (a)(b)	9,401	242,734
NIKE, Inc. (b)	967	98,315
Skechers USA, Inc. (a)	9,392	994,331
		1,335,380
Machinery Manufacturing – 0.29%
Cameron International Corp. (a)	430	22,072
Cummins, Inc.	3,251	440,673
Deere & Co. (b)	261	24,451
KLA-Tencor Corp.	391	23,327
Tesco Corp. (b)(c)	1,848	22,213
Zebra Technologies Corp. (a)	1,277	140,010
		672,746
Management of Companies and Enterprises – 0.42%
American Equity Investment Life Holding Co.	37,949	964,284
EchoStar Corp. (a)	470	23,547
		987,831
Merchant Wholesalers, Durable Goods – 1.15%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	48,764
Arrow Electronics, Inc. (a)	17,635	1,072,032
Delphi Automotive PLC (c)	6,937	603,380
HD Supply Holdings, Inc. (a)	1,255	40,725

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Merchant Wholesalers, Durable Goods – 1.15% (Continued)
Henry Schein, Inc. (a)	361	$51,143
LKQ Corp. (a)	17,220	491,975
O’Reilly Automotive, Inc. (a)(b)	1,636	359,151
TESSCO Technologies, Inc.	759	13,973
Vivint Solar, Inc. (a)(b)	1,633	23,515
		2,704,658
Merchant Wholesalers, Nondurable Goods – 0.01%
Herbalife Ltd. (b)(c)	552	28,721

Mining (except Oil and Gas) – 0.03%
Horsehead Holding Corp. (a)	1,595	19,810
Martin Marietta Materials, Inc. (b)	171	25,481
Ring Energy, Inc. (a)	2,009	23,083
		68,374
Miscellaneous Manufacturing – 1.94%
3M Co. (b)	4,752	755,948
Abiomed, Inc. (a)	32,426	1,936,481
Becton Dickinson & Co.	375	52,691
CR Bard, Inc.	202	34,405
Vascular Solutions, Inc. (a)	869	28,356
Zimmer Holdings, Inc.	15,294	1,744,892
		4,552,773
Miscellaneous Store Retailers – 0.18%
1-800-Flowers.com, Inc. (a)	38,757	368,579
Cash America International, Inc.	1,597	42,927
		411,506
Motion Picture and Sound Recording Industries – 0.40%
Cinemark Holdings, Inc. (b)	8,730	353,827
Lions Gate Entertainment Corp. (b)(c)	17,844	590,458
		944,285
Motor Vehicle and Parts Dealers – 1.41%
Asbury Automotive Group, Inc. (a)	14,924	1,270,331
AutoZone, Inc. (a)	197	132,703
Group 1 Automotive, Inc. (b)	5,740	472,459
Lithia Motors, Inc.	13,459	1,432,711
		3,308,204
Nonmetallic Mineral Product Manufacturing – 0.02%
Dixie Group, Inc. (a)	2,290	22,213
Eagle Materials, Inc.	273	22,790
		45,003

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Nonstore Retailers – 0.31%
eBay, Inc. (a)	2,537	$155,670
GNC Holdings, Inc. (b)	1,769	78,791
Nutrisystem, Inc.	21,889	498,194
		732,655
Nursing and Residential Care Facilities – 0.01%
Ensign Group, Inc.	563	26,106

Oil and Gas Extraction – 1.23%
California Resources Corp.	334	2,622
Carrizo Oil & Gas, Inc. (a)	4,344	217,895
Cobalt International Energy, Inc. (a)	2,306	23,429
Concho Resources, Inc. (a)(b)	591	71,097
Diamondback Energy, Inc. (a)	17,136	1,333,352
Eclipse Resources Corp. (a)(b)	3,888	24,494
EOG Resources, Inc.	11,898	1,055,234
Gulfport Energy Corp. (a)	484	20,890
Helmerich & Payne, Inc.	306	22,335
MRC Global, Inc. (a)	1,623	24,848
Noble Energy, Inc.	467	20,445
Panhandle Oil And Gas, Inc.	974	19,685
QEP Resolutions, Inc.	1,036	19,508
RSP Permian, Inc. (a)	834	23,752
		2,879,586
Other Information Services – 1.71%
Demandware, Inc. (a)(b)	362	22,545
Facebook, Inc. (a)	21,686	1,717,314
Google, Inc. (a)	3,997	2,126,844
Liberty Global PLC – Class A (a)(c)	581	33,425
Liberty Global PLC – Class C (a)(c)	1,449	77,884
Yelp, Inc. (a)(b)	456	21,847
		3,999,859
Paper Manufacturing – 0.57%
Clearwater Paper Corp. (a)	355	21,304
International Paper Co.	5,915	306,574
Kimberly-Clark Corp.	209	22,752
PH Glatfelter Co.	850	19,966
Rock-Tenn Co.	3,970	258,606
Schweitzer-Mauduit International, Inc.	17,148	692,093
Veritiv Corp. (a)	113	4,677
		1,325,972
Performing Arts, Spectator Sports, and Related Industries – 0.01%
Boyd Gaming Corp. (a)	2,079	29,750

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Personal and Laundry Services – 0.01%
Weight Watchers International, Inc. (a)(b)	2,691	$14,747

Petroleum and Coal Products Manufacturing – 0.30%
Western Refining, Inc.	15,926	700,425

Plastics and Rubber Products Manufacturing – 0.74%
Goodyear Tire & Rubber Co. (b)	50,929	1,621,834
Jarden Corp. (a)(b)	2,161	114,663
		1,736,497
Primary Metal Manufacturing – 0.12%
Belden, Inc.	543	45,840
Global Brass & Copper Holdings, Inc.	1,779	30,652
Handy & Harman Ltd. (a)	5,222	165,433
Olympic Steel, Inc. (b)	2,375	41,658
		283,583
Printing and Related Support Activities – 0.03%
Deluxe Corp.	768	49,021
Multi-Color Corp.	392	25,108
		74,129
Professional, Scientific, and Technical Services – 4.14%
Accenture PLC (b)(c)	2,481	238,275
Amgen, Inc.	3,682	575,349
Biogen Idec, Inc. (a)	2,110	837,649
Booz Allen Hamilton Holding Corp.	12,866	326,153
Broadridge Financial Solutions, Inc.	987	53,476
CACI International, Inc. (a)	4,293	367,567
Callidus Software, Inc. (a)	1,780	25,490
Cimpress NV (a)(b)(c)	21,849	1,798,610
Globant S.A. (a)(c)	24,304	632,876
IGATE Corp. (a)	1,126	53,496
International Business Machines Corp.	1,940	329,121
MasterCard, Inc.	33,957	3,132,873
Mistras Group, Inc. (a)	5,028	93,068
ServiceNow, Inc. (a)(b)	311	23,826
Sonus Networks, Inc. (a)	2,926	22,911
Synchronoss Technologies, Inc. (a)	481	21,183
Syntel, Inc. (a)(b)	1,940	92,169
Towers Watson & Co.	2,860	394,537
Workday, Inc. (a)	265	20,914
ZELTIQ Aesthetics, Inc. (a)(b)	23,622	648,660
		9,688,203

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Publishing Industries (except Internet) – 4.88%
Electronic Arts, Inc. (a)	29,732	$1,865,832
EPAM Systems, Inc. (a)	10,962	788,277
ePlus, Inc. (a)	3,643	282,879
Manhattan Associates, Inc. (a)	26,783	1,469,047
Mcgraw Hill Financial, Inc. (b)	356	36,935
Microsoft Corp.	100,688	4,718,240
News Corp. (a)	10,508	159,196
Oracle Corp.	42,407	1,844,280
SS&C Technologies Holdings, Inc.	4,216	248,449
Tubemogul, Inc. (a)(b)	1,506	25,497
		11,438,632
Real Estate – 1.68%
Marcus & Millichap, Inc. (a)(b)	84,088	3,944,568

Rental and Leasing Services – 1.07%
Aircastle Ltd. (c)	22,939	556,500
AMERCO (a)	3,045	1,001,805
Avis Budget Group, Inc. (a)	17,930	914,430
CAI International, Inc. (a)	1,210	26,160
		2,498,895
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.58%
BlackRock, Inc.	76	27,799
Medtronic PLC (c)	10,612	809,908
NASDAQ OMX Group, Inc.	9,402	486,554
Waddell & Reed Financial, Inc.	199	9,508
WisdomTree Investments, Inc. (b)	1,162	24,820
		1,358,589
Sporting Goods, Hobby, Musical Instrument, and Book Stores – 0.45%
Build-A-Bear Workshop, Inc. (a)	59,168	952,013
Michaels Companies, Inc. (a)	4,039	110,507
		1,062,520
Support Activities for Mining – 0.02%
Halliburton Co.	480	21,792
RPC, Inc. (b)	1,487	21,502
		43,294
Support Activities for Transportation – 0.31%
Expedia, Inc.	6,673	715,746

Telecommunications – 0.80%
ARC Group Worldwide, Inc. (a)	3,360	19,085
Argan, Inc. (a)	706	25,261

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Telecommunications – 0.80% (Continued)
j2 Global, Inc. (b)	8,975	$596,030
Level 3 Communications, Inc. (a)(b)	975	54,093
Rignet, Inc. (a)	613	21,755
Shenandoah Telecommunications Co.	1,010	31,744
Verizon Communications, Inc.	22,628	1,118,728
		1,866,696
Transportation Equipment Manufacturing – 7.71%
Arctic Cat, Inc.	637	21,072
Boeing Co.	10,953	1,539,116
BorgWarner, Inc.	1,308	78,676
Commercial Vehicle Group, Inc. (a)	3,726	23,623
Greenbrier Companies, Inc. (b)	4,311	259,651
Honeywell International, Inc.	491	51,162
Huntington Ingalls Industries, Inc.	35,084	4,350,065
Lear Corp.	52,249	6,061,929
Lockheed Martin Corp.	27,853	5,241,935
Polaris Industries, Inc.	1,071	153,207
Shiloh Industries, Inc. (a)(b)	1,906	18,679
TAL International Group, Inc. (b)	4,463	161,962
Tenneco, Inc. (a)	635	37,287
Trinity Industries, Inc.	2,273	68,167
		18,066,531
Truck Transportation – 0.09%
ArcBest Corp.	608	20,788
PAM Transportation Services, Inc. (a)	3,000	181,710
		202,498
Utilities – 0.01%
Clean Energy Fuels Corp. (a)(b)	2,815	21,084

Water Transportation – 0.22%
Royal Caribbean Cruises Ltd. (b)(c)	6,495	493,490
Teekay Corp. (c)	467	21,398
		514,888
Total Common Stocks (Cost $165,092,088)		232,270,095

EXCHANGE-TRADED FUNDS – 0.50%
iShares Russell 1000 Growth Index Fund (b)	9,595	966,888
Vanguard Small-Cap ETF	1,607	196,825
Total Exchange-Traded Funds (Cost $1,071,557)		1,163,713

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 12.83%
Money Market Funds – 12.83%
Mount Vernon Prime Portfolio	30,067,281	$30,067,281
Total Investments Purchased with Proceeds
from Securities Lending (Cost $30,067,281)		30,067,281

SHORT-TERM INVESTMENTS – 0.62%
Money Market Fund – 0.62%
Wells Fargo Advantage Government Money Market Fund	1,447,646	1,447,646
Total Short-Term Investments (Cost $1,447,646)		1,447,646
Total Investments (Cost $197,678,572) – 113.08%		264,948,735
Liabilities in Excess of Other Assets – (13.08)%		(30,655,173)
TOTAL NET ASSETS – 100.00%		$234,293,562

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan. See Note 9 in the Notes to the Financial Statements.
(c)	Foreign issued security.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
S.A.	Société Anonyme is a term used in Luxembourg meaning there are a minimum of two shareholders, and a minimum share capital of LUF 1.25 million.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.45%
Australia – 11.09%
AGL Energy Ltd.	995	$12,314
Alumina Ltd.	11,746	15,795
APA Group	87,045	618,647
Bank of Queensland Ltd. (b)	115,843	1,169,802
Caltex Australia Ltd.	41,815	1,073,766
CSL Ltd.	9,077	646,743
Harvey Norman Holdings Ltd.	167,958	601,394
Incitec Pivot Ltd.	6,791	20,621
Insurance Australia Group Ltd.	169,875	732,961
Macquarie Group Ltd.	3,257	202,395
Qantas Airways Ltd. (a)	1,898,338	5,093,369
QBE Insurance Group Ltd.	2,749	30,667
Ramsay Health Care Ltd.	44,113	2,134,838
REA Group Ltd.	11,065	328,675
Sonic Healthcare Ltd.	6,174	94,466
South32 Ltd. (a)	1,508	2,489
Suncorp Group Ltd.	55,916	576,616
Sydney Airport	198,098	858,895
TPG Telecom Ltd.	383,819	2,637,582
Wesfarmers Ltd.	608	20,233
Woolworths Ltd.	390	8,316
		16,880,584
Belgium – 1.60%
Anheuser-Busch InBev NV	10,242	1,235,795
KBC Groep NV	16,598	1,112,459
UCB SA	1,154	82,450
		2,430,704
Bermuda – 1.48%
Cheung Kong Infrastructure Holdings Ltd.	233,540	1,924,960
First Pacific Co. Ltd.	339,143	321,050
		2,246,010
Cayman Islands – 1.22%
AAC Technologies Holdings, Inc.	332,376	1,851,101

Denmark – 5.31%
AP Moller – Maersk A/S	344	663,058
Coloplast A/S	10,733	809,516
Danske Bank A/S	59,961	1,757,651
Novo Nordisk A/S	28,844	1,636,330
Pandora A/S	31,955	3,204,091
Tryg A/S	895	17,893
		8,088,539

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Finland – 2.02%
Neste Oil OYJ	20,918	$530,618
Nokia OYJ	344,990	2,524,184
Stora Enso OYJ	2,458	25,761
		3,080,563
France – 10.59%
Aeroports de Paris	2,994	370,163
Arkema SA	5,997	444,738
AtoS	2,165	166,169
Bureau Veritas SA	562	12,865
Credit Agricole SA (b)	156,912	2,339,226
Danone SA (b)	2,781	191,046
Dassault Systemes	2,934	228,940
Essilor International SA	1,617	197,261
Iliad SA	419	94,959
Imerys SA	886	66,242
Legrand SA	1,384	77,784
L’Oreal SA	1,861	350,987
Natixis SA	68,728	514,904
Numericable-SFR (a)	76,454	4,410,905
Pernod-Ricard SA	2,332	287,848
Peugeot SA	82,172	1,710,384
Remy Cointreau SA	227	16,352
Safran SA	10,641	752,184
Schneider Electric SE	2,937	221,421
Societe BIC SA	2,222	366,087
Societe Television Francaise 1	15,176	255,657
Valeo SA	4,922	784,079
Wendel SA	620	78,947
Zodiac Aerospace	60,060	2,187,478
		16,126,626
Germany – 9.56%
Bayer AG	6,397	909,447
Bayerische Motoren Werke AG – Ordinary Shares	6,187	685,452
Bayerische Motoren Werke AG – Preference Shares	3,666	309,928
Commerzbank AG (a)	3,515	46,896
Continental AG	4,446	1,028,122
Daimler AG	3,392	318,151
Fresenius Medical Care AG & Co. KGaA	161	13,790
Fresenius SE & Co. KGaA	208	13,268
GEA Group AG	1,632	79,391
HeidelbergCement AG	7,000	568,572
Henkel AG & Co. KGaA – Ordinary Shares	5,764	590,993
Hugo Boss AG	98	11,201

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Germany – 9.56% (Continued)
Kabel Deutschland Holding AG	7,275	$984,194
Merck KGaA	192	20,573
Muenchener Rueckversicherungs AG	5,269	973,627
OSRAM Licht AG	5,227	275,857
Porsche Automobil Holding SE	36,877	3,261,248
ProSiebenSat.1 Media AG	3,845	184,135
Symrise AG	32,820	2,092,494
United Internet AG	13,422	626,932
Volkswagen AG	6,480	1,564,125
		14,558,396
Hong Kong – 0.18%
Cathay Pacific Airwave Ltd.	72,334	185,117
Galaxy Entertainment Group Ltd.	17,241	82,189
		267,306
Ireland – 0.85%
Bank of Ireland – London Exchange (a)	39,445	15,107
Bank of Ireland – Dublin Exchange (a)	3,340,950	1,279,314
		1,294,421
Israel – 0.45%
Bank Leumi Le-Isreal BM (a)	4,909	19,184
Mizrahi Tefahot Bank Ltd.	56,633	644,252
Teva Pharmaceutical Industries Ltd.	264	15,956
		679,392
Italy – 1.51%
Exor SpA	19,596	976,739
Luxottica Group SpA	1,899	128,250
Saipem SpA	1,318	16,761
Unione di Banche Italiane SCpA	144,428	1,182,189
		2,303,939
Japan – 13.17%
Asahi Kasei Corp.	34,471	304,927
Astellas Pharma, Inc.	1,129	16,386
Bridgestone Corp.	393	16,311
Brother Industries Ltd.	725	11,298
Calbee, Inc.	27,656	1,057,824
Casio Computer Co. Ltd.	935	17,562
Fuji Heavy Industries Ltd.	74,744	2,805,884
Hakuhodo DY Holdings, Inc.	7,400	79,655
IHI Corporation	21,612	103,781
ITOCHU Corp.	110,730	1,488,237
Japan Airlines Co. Ltd.	81,370	2,787,847
KDDI Corp.	10,200	229,609

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Japan – 13.17% (Continued)
Keisei Electric Railway Co. Ltd.	4,208	$48,503
Koito Manufacturing Co. Ltd.	1,931	75,320
Mabuchi Motor Co. Ltd.	2,278	137,901
MEIJI Holdings Co. Ltd.	2,538	288,437
Minebea Co. Ltd.	1,554	28,531
Murata Manufacturing Co. Ltd.	156	25,285
Nagoya Railroad Co. Ltd.	3,535	13,352
NGK Spark Plug Co. Ltd.	1,795	54,180
NH Foods Ltd.	829	17,944
Nippon Paint Holdings Co. Ltd.	177,049	5,467,644
Nissin Foods Holdings Co. Ltd.	1,237	52,669
Nitori Holdings Co. Ltd.	16,679	1,280,418
Omron Corp.	321	14,876
Otsuka Holdings Co. Ltd.	413	12,887
Panasonic Corp.	1,138	16,657
Seiko Epson Corp.	12,042	221,742
Sekisui House Ltd.	1,049	17,459
Seven Bank Ltd.	15,899	74,969
Shimizu Corp.	359,211	2,738,771
Sumitomo Rubber Industries Ltd.	955	16,791
Suruga Bank Ltd.	9,199	194,740
Toyota Industries Corp.	5,203	312,196
Toyota Motor Corp.	232	16,003
Yamaha Corp.	919	18,612
		20,065,208
Jersey – 1.32%
Shire PLC	19,020	1,645,053
Wolseley PLC	5,831	361,075
		2,006,128
Luxembourg – 0.65%
Altice SA (a)	7,549	980,488
Tenaris SA	636	9,191
		989,679
Netherlands – 8.02%
Airbus Group NV	29,884	2,033,916
Akzo Nobel NV	446	33,912
Fiat Chrysler Automobiles NV (a)	257,735	4,122,801
Heineken Holding NV	16,716	1,160,998
Heineken NV	14,853	1,162,242
ING Groep NV	92,356	1,524,939
Koninklijke Ahold NV	3,389	68,842
Koninklijke Boskalis Westminster NV	1,361	67,343
Koninklijke Vopak NV	2,513	124,922

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Netherlands – 8.02% (Continued)
NN Group NV	58,000	$1,620,885
STMicroelectronics NV	12,576	107,169
Unilever NV	4,421	188,878
		12,216,847
Norway – 1.35%
Norsk Hydro ASA	439,595	2,052,962

Portugal – 0.00%
Banco Espirito Santo SA (a)	36,955	1,421

Singapore – 1.38%
ComfortDelGro Corp. Ltd.	916,785	2,079,363
Fraser & Neave Ltd.	14,289	29,244
		2,108,607
Spain – 1.66%
Abertis Infraestructuras SA	574	10,081
Ferrovial SA	701	15,129
Red Electrica Corp. SA	29,805	2,505,305
		2,530,515
Sweden – 4.88%
Assa Abloy AB	694	40,992
Boliden AB	81,273	1,745,137
Holmen AB	22,133	663,380
Industrivarden AB	22,655	451,923
Investor AB	94,075	3,717,941
Swedbank AB	34,876	818,546
		7,437,919
Switzerland – 10.70%
Actelion Ltd.	3,410	477,013
Aryzta AG	34,195	2,168,042
Chocoladefabriken Lindt & Spruengli AG – Participation Certificate	50	263,851
Chocoladefabriken Lindt & Spruengli AG – Registered Shares	1	62,878
Cie Financiere Richemont SA	138	11,919
Coca-Cola HBC AG (a)	1,286	28,222
Credit Suisse Group AG	70,336	1,865,682
EMS-Chemie Holding AG	2,820	1,200,519
Lonza Group AG	33,366	4,691,689
Nestle SA	1,583	122,646
Novartis AG	4,912	504,126
Roche Holdings AG	4,233	1,290,520
Sonova Holding AG	111	16,743
Swatch Group AG	281	22,315

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Switzerland – 10.70% (Continued)
Swiss Re AG	39,652	$3,562,923
		16,289,088
United Kingdom – 9.46%
3i Group PLC	227,186	1,958,090
Aberdeen Asset Management PLC	280,126	1,915,460
ARM Holdings PLC	7,277	128,718
Associated British Foods PLC	24,619	1,142,459
Aviva PLC	11,767	94,383
Babcock International Group PLC	30,121	519,434
BHP Billiton PLC	1,508	31,794
British American Tobacco PLC	5,377	296,998
BT Group PLC	134,877	922,488
Bunzl PLC	26,253	762,160
Carnival PLC	33,297	1,610,981
Croda International PLC	1,363	60,909
Dixons Carphone Plc	46,399	337,944
Fresnillo PLC	14,431	167,567
GKN PLC	4,706	26,416
GlaxoSmithKline PLC	5,669	125,961
Hargreaves Lansdown PLC	8,814	171,107
Imperial Tobacco Group PLC	5,938	306,208
Intertek Group PLC	1,145	43,853
ITV PLC	41,951	174,590
Kingfisher PLC	2,816	15,977
Lloyds Banking Group PLC	236,383	317,838
London Stock Exchange Group PLC	6,424	241,896
Meggitt PLC	7,499	58,436
Melrose Industries PLC	22,845	92,781
Next PLC	11,157	1,283,259
Persimmon PLC	26,733	803,856
Rexam PLC	5,929	50,623
Rio Tinto PLC	1,017	44,478
Rolls-Royce Holdings PLC – Ordinary Shares	17,145	262,241
Schroders PLC	4,964	256,404
Tate & Lyle PLC	5,289	47,047
Tesco PLC	9,663	31,507
Tullow Oil PLC	7,960	48,071
Weir Group PLC	1,736	53,764
		14,405,698
Total Common Stocks (Cost $123,118,452)		149,911,653

EXCHANGE-TRADED FUNDS – 0.48%
iShares MSCI EAFE ETF	10,950	729,708
Total Exchange-Traded Funds (Cost $708,593)		729,708

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

PREFERRED STOCKS – 0.22%
Volkswagen AG	1,384	$336,336
Total Preferred Stocks (Cost $353,843)		336,336

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.72%
Money Market Funds – 1.72%
Mount Vernon Prime Portfolio	2,612,000	2,612,000
Total Investments Purchased with Proceeds
from Securities Lending (Cost $2,612,000)		2,612,000

SHORT-TERM INVESTMENTS – 0.33%
Money Market Fund – 0.33%
Wells Fargo Advantage Government Money Market Fund	505,540	505,540
Total Short-Term Investments (Cost $505,540)		505,540
Total Investments (Cost $127,298,428) – 101.20%		154,095,237
Other Assets in Excess of Liabilities – (1.20)%		(1,826,203)
TOTAL NET ASSETS – 100.00%		$152,269,034

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan. See Note 9 in the Notes to the Financial Statements.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SCpA	Società Consortile per Azioni is the Italian term for a joint-stock company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 14.73%
Austria – 0.48%
Buwog AG (a)	2,475	$49,505
CA Immobilien Anlagen AG	16,461	296,948
Immofinanz AG	26,224	69,887
		416,340
Bermuda – 0.60%
Hongkong Land Holdings Ltd.	60,302	518,987

Brazil – 0.19%
BR Malls Participacoes SA	34,296	163,068

Canada – 2.61%
Brookfield Asset Management, Inc.	60,947	2,155,377
Brookfield Property Partners LP	4,170	95,666
		2,251,043
Finland – 0.06%
Sponda OYJ	13,308	52,115

Germany – 0.29%
Adler Real Estate AG	5,800	95,552
Deutsche Annington SE	1,637	51,813
DO Deutsche Office AG	4,227	19,466
TLG Immobilien AG	4,838	81,829
		248,660
Hong Kong – 3.34%
Henderson Land Development Co. Ltd.	123,806	997,296
Hysan Development Co. Ltd.	19,890	90,665
Swire Properties Ltd.	25,983	88,178
Wheelock & Co. Ltd.	315,838	1,698,779
		2,874,918
Israel – 0.09%
Azrieli Group Ltd.	1,740	74,347

Japan – 1.50%
Hulic Co. Ltd.	4,366	44,876
Mitsui Fudosan Co. Ltd.	43,087	1,252,246
		1,297,122
Jersey – 0.06%
Atrium European Real Estate Ltd.	10,533	48,576

New Zealand – 0.10%
Argosy Property Ltd.	110,786	87,555

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Netherlands – 0.07%
Eurocommercial Properties NV	1,318	$58,951

Philippines – 0.65%
Ayala Land, Inc.	512,044	459,220
SM Prime Holdings, Inc.	235,784	101,697
		560,917
Singapore – 1.19%
CapitaLand Ltd.	57,661	149,066
United Industrial Corp. Ltd.	194,476	491,381
UOL Group Ltd.	23,221	126,430
Wing Tai Holdings Ltd.	176,050	254,601
		1,021,478
Sweden – 1.27%
Fabege AB	4,303	59,988
Fastighets AB Balder	5,697	94,527
Hemfosa Fastigheter AB	30,492	312,080
Kungsleden AB	97,605	629,803
		1,096,398
Switzerland – 0.66%
Allreal Holding AG	881	123,085
PSP Swiss Property AG	3,221	276,890
Swiss Prime Site AG (a)	2,112	169,018
		568,993
Thailand – 0.10%
Central Pattana PCL	66,109	84,760

United Kingdom – 1.42%
Capital & Counties Properties PLC	78,394	502,988
Daejan Holdings PLC	8,222	723,201
		1,226,189
United States – 0.05%
Ashford, Inc. (a)	428	41,302
Total Common Stocks (Cost $12,081,239)		12,691,719

REAL ESTATE INVESTMENT TRUSTS – 83.86%
Australia – 6.58%
Abacus Property Group	47,854	106,294
Astro Japan Property Group	96,272	375,384
BWP Trust	146,820	370,504
Charter Hall Retail REIT	29,018	99,072
Dexus Property Group	84,485	515,509
Federation Centres	172,430	399,099

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Australia – 6.58% (Continued)
Goodman Group	81,156	$403,780
GPT Group	57,846	203,513
Investa Office Fund	53,884	162,917
Novion Property Group	318,189	590,764
Scentre Group	382,734	1,150,734
Westfield Corp.	175,596	1,292,732
		5,670,302
Belgium – 0.34%
Befimmo SA	1,257	82,575
Cofinimmo SA	967	101,744
Warehouses De Pauw SCA	1,460	110,322
		294,641
Canada – 2.12%
Artis Real Estate Investment Trust	4,019	45,471
Boardwalk Real Estate Investment Trust	916	42,950
Calloway Real Estate Investment Trust	23,425	544,562
Canadian Apartment Properties REIT	11,710	258,757
Dream Office Real Estate Investment Trust	2,149	44,877
Granite Real Estate Investment Trust	500	16,227
H&R Real Estate Investment Trust	2,795	50,816
InnVest Real Estate Investment Trust	16,438	72,435
Morguard Real Estate Investment Trust	40,675	540,982
RioCan Real Estate Investment Trust	9,656	215,078
		1,832,155
France – 3.38%
Affine SA	25,318	459,644
Fonciere Des Regions	5,616	494,384
Gecina SA	4,401	578,123
Klépierre	7,257	321,984
Societe de la Tour Eiffel	1,672	97,674
Unibail-Rodamco SE	3,760	965,238
		2,917,047
Guernsey – 0.04%
Schroder Real Estate Investment Trust Ltd.	33,987	30,388

Greece – 0.10%
Grivalia Properties Real Estate Investment Company	10,671	90,043

Hong Kong – 1.58%
Champion REIT	656,026	374,816
Prosperity REIT	1,066,641	386,236
The Link REIT	103,337	599,003
		1,360,055

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Italy – 0.22%
Beni Stabili SpA	121,003	$90,339
Innobiliare Grande Distribuzione SIIQ SpA	106,380	98,773
		189,112
Japan – 6.52%
Activia Properties, Inc.	22	187,999
Advance Residence Investment Corp.	30	72,273
Daiwa Office Investment Corp.	122	601,678
Frontier Real Estate Investment Corp.	11	52,052
Fukuoka REIT Corp.	43	75,608
GLP J-Reit	40	39,204
Hankyu REIT, Inc.	85	101,042
Japan Excellent, Inc.	54	68,106
Japan Hotel REIT Investment Corp.	2,836	1,935,122
Japan Logistics Fund, Inc.	32	65,684
Japan Prime Realty Investment Corp.	12	39,371
Japan Retail Fund Investment Corp.	54	108,163
Kenedix Office Investment Corp.	199	1,037,016
Mori Hills REIT Investment Corp.	127	168,814
Mori Trust Sogo Reit, Inc.	39	72,741
Nomura Real Estate Master Fund, Inc.	104	133,288
Nomura Real Estate Office Fund, Inc.	38	173,677
Orix JREIT, Inc.	87	123,508
Premier Investment Corp.	90	492,267
United Urban Investment Corp.	48	71,589
		5,619,202
Netherlands – 0.52%
Vastned Retail NV	8,671	400,233
Wereldhave NV	831	50,241
		450,474
New Zealand – 0.13%
Goodman Property Trust	79,087	66,421
Kiwi Property Group Ltd.	46,931	41,893
		108,314
Singapore – 2.57%
Cambridge Industrial Trust	246,448	129,796
CapitaLand Commercial Trust	43,385	51,912
Fortune Real Estate Investment Trust	1,399,976	1,414,258
Mapletree Commercial Trust	108,937	125,665
Mapletree Logistics Trust	56,490	48,811
Starhill Global REIT	591,918	383,546
Suntec Real Estate Investment Trust	44,263	59,046
		2,213,034

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
South Africa – 0.74%
Capital Property Fund	126,744	$145,180
Fountainhead Property Trust	231,710	166,369
SA Corporate Real Estate Fund Nominees Property Ltd.	669,460	255,773
Sycom Property Fund	21,016	67,488
		634,810
Spain – 0.11%
Merlin Properties Socimi SA	7,310	95,138

United Kingdom – 4.34%
Big Yellow Group PLC	55,704	556,107
British Land Co. PLC	27,346	360,539
Derwent London PLC	1,215	66,141
Great Portland Estates PLC	11,080	140,225
Hammerson PLC	34,295	350,508
Intu Properties PLC	67,630	345,959
Land Securities Group PLC	13,317	267,646
Segro PLC	37,748	245,876
Shaftesbury PLC	9,829	131,589
Workspace Group PLC	92,449	1,274,921
		3,739,511
United States – 54.57%
Acadia Realty Trust (b)	9,657	299,560
Agree Realty Corp.	11,588	351,232
Alexander’s, Inc. (b)	2,972	1,200,242
Alexandria Real Estate Equities Inc.	652	60,460
American Assets Trust, Inc.	1,658	65,242
American Homes 4 Rent	2,874	47,967
American Tower Corp.	1,259	116,823
Apartment Investment & Management Co.	26,249	995,625
Ashford Hospitality Trust, Inc.	8,119	69,823
Associated Estates Realty Corp.	21,216	606,565
AvalonBay Communities, Inc.	13,720	2,284,380
BioMed Realty Trust, Inc.	83,396	1,700,444
Boston Properties, Inc.	1,632	212,209
Brandywine Realty Trust	4,915	69,203
Camden Property Trust	6,208	465,476
CBL & Associates Properties, Inc. (b)	11,940	210,741
Chatham Lodging Trust	2,804	78,344
Chesapeake Lodging Trust	43,994	1,366,894
CoreSite Realty Corp.	47,722	2,252,478
Corrections Corporation of America	393	13,818
Cousins Properties, Inc. (b)	57,676	556,573
CubeSmart	5,053	120,211

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
United States – 54.57% (Continued)
DCT Industrial Trust, Inc.	2,528	$82,691
DDR Corp.	4,985	84,346
DiamondRock Hospitality Co.	23,027	303,266
Digital Realty Trust, Inc.	4,384	289,519
Duke Realty Corp.	4,953	96,881
DuPont Fabros Technology, Inc. (b)	27,509	886,890
EastGroup Properties, Inc.	1,564	87,005
Education Realty Trust, Inc. (b)	1,768	58,238
Empire State Realty Trust, Inc.	11,499	207,902
EPR Properties	2,418	139,446
Equity Commonwealth (a)	1,604	41,303
Equity One, Inc.	2,757	68,318
Equity Residential	21,492	1,597,285
Essex Property Trust, Inc. (b)	1,564	348,178
Extra Space Storage, Inc. (b)	3,814	267,094
Federal Realty Investment Trust (b)	1,579	212,328
FelCor Lodging Trust, Inc.	9,851	105,800
First Industrial Realty Trust, Inc.	2,739	53,438
General Growth Properties, Inc.	2,102	59,550
Geo Group, Inc.	5,102	193,519
Getty Realty Corp.	13,809	232,405
Government Properties Income Trust (b)	6,833	133,380
Gramercy Property Trust, Inc.	16,657	443,243
HCP, Inc.	1,380	53,434
Health Care REIT, Inc. (b)	2,962	208,110
Healthcare Realty Trust, Inc.	2,324	55,358
Healthcare Trust of America, Inc.	17,027	422,099
Highwoods Properties, Inc.	1,487	62,380
Home Properties, Inc. (b)	1,000	74,320
Host Hotels & Resorts, Inc.	3,369	67,111
Hudson Pacific Properties, Inc.	1,438	43,845
Inland Real Estate Corp.	7,110	72,095
Kilroy Realty Corp.	1,447	99,944
Kimco Realty Corp.	28,267	677,277
LaSalle Hotel Properties	6,189	225,651
Liberty Property Trust	2,635	92,067
LTC Properties, Inc.	17,489	736,112
Mack-Cali Realty Corp.	9,404	158,928
National Health Investors, Inc.	18,158	1,200,970
National Retail Properties, Inc. (b)	2,093	78,508
Omega Healthcare Investors, Inc.	10,638	383,287
Parkway Properties, Inc.	15,669	269,350
Pebblebrook Hotel Trust (b)	7,719	330,991
Pennsylvania Real Estate Investment Trust	79,283	1,769,597

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
United States – 54.57% (Continued)
Physicians Realty Trust	83,961	$1,348,414
Piedmont Office Realty Trust, Inc.	13,433	230,913
Post Properties, Inc.	30,404	1,727,251
Prologis, Inc.	12,521	495,706
Public Storage	1,021	197,604
QTS Realty Trust, Inc.	49,953	1,859,750
Ramco-Gershenson Properties Trust	3,515	60,528
Realty Income Corp. (b)	391	17,818
Regency Centers Corp.	938	59,225
Retail Opportunity Investments Corp.	3,215	52,501
Retail Properties of America, Inc.	36,861	552,915
RLJ Lodging Trust	11,443	345,922
Ryman Hospitality Properties, Inc.	10,414	573,916
Sabra Health Care REIT, Inc.	34,474	913,561
Select Income REIT	11,298	264,825
Simon Property Group, Inc.	13,709	2,486,813
SL Green Realty Corp.	1,611	191,161
Sovran Self Storage, Inc.	17,269	1,575,106
STAG Industrial, Inc.	40,218	856,643
Starwood Waypoint Residential Trust (b)	13,372	337,242
Strategic Hotels & Resorts, Inc. (a)	17,416	210,385
Sunstone Hotel Investors, Inc.	3,079	46,986
Tanger Factory Outlet Centers, Inc.	2,662	89,523
Taubman Centers, Inc.	31,832	2,356,523
The Macerich Co.	773	63,471
UDR, Inc. (b)	14,766	480,781
Universal Health Realty Income Trust	1,653	79,179
Urban Edge Properties	8,432	182,131
Ventas, Inc. (b)	5,896	392,202
Vornado Realty Trust	17,041	1,702,226
Washington Real Estate Investment Trust	3,612	90,481
Weingarten Realty Investors	1,731	58,387
Winthrop Realty Trust	940	15,736
WP Carey, Inc.	597	38,023
WP GLIMCHER, Inc.	61,063	859,156
		47,030,773
Total Real Estate Investment Trusts (Cost $67,044,716)		72,274,999

CLOSED-END FUNDS – 0.43%
F&C Commercial Property Trust Ltd.	48,091	101,507
Picton Property Income Ltd.	116,211	127,440
UK Commercial Property Trust Ltd.	106,493	141,604
Total Closed-Ended Funds (Cost $270,795)		370,551

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 0.48%
SPDR Dow Jones International Real Estate ETF (b)	4,193	$182,312
Vanguard REIT ETF (b)	2,979	235,758
Total Exchange-Traded Funds (Cost $427,411)		418,070

WARRANTS – 0.00%
La Société de la Tour Eiffel (a)	1,672	496
Total Warrants (Cost $0)		496

RIGHTS – 0.00%
Swiss Prime Site AG (a)	12	6
Total Rights (Cost $12)		6

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 4.69%
Money Market Funds – 4.69%
Mount Vernon Prime Portfolio	4,038,387	4,038,387
Total Investments Purchased with Proceeds
from Securities Lending (Cost $4,038,387)		4,038,387

SHORT-TERM INVESTMENTS – 0.05%
Money Market Fund – 0.05%
Wells Fargo Advantage Government Money Market Fund	41,726	41,726
Total Short-Term Investments (Cost $41,726)		41,726
Total Investments (Cost $83,839,999) – 104.24%		89,835,954
Other Assets in Excess of Liabilities – (4.24)%		(3,651,575)
TOTAL NET ASSETS – 100.00%		$86,184,379

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan. See Note 9 in the Notes to the Financial Statements.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PCL	Public Company Limited in Thailand.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SCA	Société en commandiete par actions is a Dutch term for a limited partnership with share capital.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Assets and Liabilities

Assets
Investments, at value (cost $197,678,572, $127,298,428, and $83,839,999, respectively)(1)
Foreign currencies (cost $0, $218,540 and $274,742, respectively)
Receivables:
Dividends and interest
Fund shares sold
Securities lending  (Note 9)
Other assets
Total Assets

Liabilities
Payable for investments purchased
Payable for collateral on securities loaned
Payable to the Advisor
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities
Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income (loss)
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Assets

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(2)

(1)	Includes loaned securities with a value of
(2)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

May 31, 2015 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$264,948,735	$154,095,237	$89,835,954
—	214,295	271,694

285,363	593,152	145,240
198,036	206,388	90,171
14,798	6,042	554
9,360	8,134	10,846
265,456,292	155,123,248	90,354,459

761,505	—	—
30,067,281	2,612,000	4,038,387
158,923	110,023	46,817
69,921	74,923	46,933
58,696	5,613	6,035
46,404	51,655	31,908
31,162,730	2,854,214	4,170,080
$234,293,562	$152,269,034	$86,184,379

$158,231,616	$125,452,877	$81,536,117
624,551	67,106	(344,474)
8,167,232	(13,923)	(995,449)

67,270,163	26,796,809	5,995,955
—	(33,835)	(7,770)
$234,293,562	$152,269,034	$86,184,379

12,948,628	10,859,337	8,266,214

$18.09	$14.02	$10.43

$29,103,607	$2,293,518	$3,877,727

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Operations

Investment Income
Dividend income(1)
Interest income
Securities lending income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Audit and tax fees
Federal and state registration fees
Custody fees
Legal fees
Reports to shareholders
Chief Compliance Officer fees
Trustees’ fees
Other expenses
Total expense before recoupment or waivers
Expense waiver by Advisor (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Realized and Unrealized Gain on Investments
Net Increase in Net Assets from Operations

(1)	Net of foreign taxes withheld of $732, 234,609, and 73,590, respectively.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2015 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$1,991,046	$2,253,412	$1,580,899
27	38	34
90,385	6,337	4,042
2,081,458	2,259,787	1,584,975

970,841	549,366	275,763
108,079	87,122	57,668
42,648	36,492	22,314
15,470	15,106	14,382
11,848	12,704	10,912
6,718	27,234	23,130
6,652	6,124	6,508
6,244	4,822	1,936
5,913	5,414	5,546
3,954	3,954	3,954
7,416	7,751	2,980
1,185,783	756,089	425,093
(35,457)	—	(1,560)
1,150,326	756,089	423,533

931,132	1,503,698	1,161,442

8,233,103	(118,195)	146,285

1,819,107	6,517,508	9,782
—	(14,711)	22,221
10,052,210	6,384,602	178,288
$10,983,342	$7,888,300	$1,339,730

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2015	November 30,
	(Unaudited)	2014
From Operations
Net investment income	$931,132	$800,248
Net realized gain from investments	8,233,103	17,125,407
Net change in unrealized
appreciation on investments	1,819,107	11,934,181
Net increase in net assets from operations	10,983,342	29,859,836

From Distributions
Net investment income	(875,378)	(1,177,846)
Net realized gain on investments	(16,900,387)	(8,805,578)
Net decrease in net assets
resulting from distributions paid	(17,775,765)	(9,983,424)

From Capital Share Transactions
Proceeds from shares sold	18,848,870	44,665,897
Net asset value of shares issued
to distributions declared	17,586,776	9,935,729
Costs for shares redeemed*	(19,167,844)	(32,842,272)
Net increase in net assets from
capital share transactions	17,267,802	21,759,354

Total Increase in Net Assets	10,475,379	41,635,766

Net Assets
Beginning of period	223,818,183	182,182,417
End of period	$234,293,562	$223,818,183

Accumulated Net Investment Income	$624,551	$568,797

* Net of redemption fees of	$2,555	$3,355

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2015	November 30,
	(Unaudited)	2014
From Operations
Net investment income	$1,503,698	$1,733,517
Net realized gain (loss) from investments	(118,195)	4,796,742
Net change in unrealized
appreciation (depreciation) on investments	6,502,797	(4,192,354)
Net increase in net assets from operations	7,888,300	2,337,905

From Distributions
Net investment income	(2,403,780)	(1,783,873)
Net realized gain on investments	(4,562,408)	(67,753)
Net decrease in net assets
resulting from distributions paid	(6,966,188)	(1,851,626)

From Capital Share Transactions
Proceeds from shares sold	38,625,325	33,011,607
Net asset value of shares issued
to distributions declared	6,705,626	1,828,018
Costs for shares redeemed*	(14,697,604)	(15,743,240)
Net increase in net assets from
capital share transactions	30,633,347	19,096,385

Total Increase in Net Assets	31,555,459	19,582,664

Net Assets
Beginning of period	120,713,575	101,130,911
End of period	$152,269,034	$120,713,575

Accumulated Net Investment Income	$67,106	$967,188

* Net of redemption fees of	$1,983	$1,106

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2015	November 30,
	(Unaudited)	2014
From Operations
Net investment income	$1,161,442	$895,750
Net realized gain from investments	146,285	36,792
Net change in unrealized
appreciation on investments	32,003	6,938,191
Net increase in net assets from operations	1,339,730	7,870,733

From Distributions
Net investment income	(2,180,024)	(543,151)
Net decrease in net assets
resulting from distributions paid	(2,180,024)	(543,151)

From Capital Share Transactions
Proceeds from shares sold	13,019,151	43,293,730
Net asset value of shares issued
to distributions declared	2,173,433	540,218
Costs for shares redeemed*	(5,992,913)	(3,470,353)
Net increase in net assets from
capital share transactions	9,199,671	40,363,595

Total Increase in Net Assets	8,359,377	47,691,177

Net Assets
Beginning of period	77,825,002	30,133,825
End of period	$86,184,379	$77,825,002

Accumulated Net Investment Income	$(344,474)	$674,108

* Net of redemption fees of	$2,416	$2,188

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor® Growth Equity Fund

Financial Highlights

Six Months
Ended
May 31, 2015
(Unaudited)
Net Asset Value, Beginning of Period	$18.77

Income from investment operations:
Net investment income(2)	0.07
Net realized and unrealized gain on investments	0.73
Total from investment operations	0.80

Less distributions paid:
From net investment income	(0.07)
From net realized gain on investments	(1.41)
Total distributions paid	(1.48)
Paid-in capital from redemption fees (Note 2)	0.00 (3)
Net Asset Value, End of Period	$18.09

Total Return(4)	4.88%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$234,294
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)	1.04%
After waiver, expense reimbursement, and recoupments(5)	1.01%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	0.78%
After waiver, expense reimbursement, and recoupments(5)	0.81%
Portfolio turnover rate(4)	18.38%

(1)	The Fund commenced operations on December 31, 2009.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2014	2013	2012	2011	2010(1)
$17.19	$13.29	$11.71	$10.90	$10.00

0.07	0.12	0.11	0.04	0.03
2.46	4.24	1.61	0.82	0.87
2.53	4.36	1.72	0.86	0.90

(0.11)	(0.11)	(0.02)	(0.05)	—
(0.84)	(0.35)	(0.12)	—	—
(0.95)	(0.46)	(0.14)	(0.05)	—
0.00 (3)	0.00 (3)	0.00 (3)	—	0.00 (3)
$18.77	$17.19	$13.29	$11.71	$10.90

15.50%	33.98%	14.91%	7.86%	9.00%

$223,818	$182,182	$124,345	$81,726	$65,228

1.03%	1.08%	1.16%	1.20%	1.29%
1.03%	1.08%	1.16%	1.23%	1.25%

0.40%	0.82%	0.85%	0.35%	0.28%
0.40%	0.82%	0.85%	0.32%	0.32%
58.82%	50.35%	64.34%	74.74%	141.07%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Financial Highlights

Net Asset Value, Beginning of Period

Income from investment operations:
Net investment income(2)
Net realized and unrealized gain on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gain on investments
Total distributions paid
Paid-in capital from redemption fees (Note 2)(3)
Net Asset Value, End of Period

Total Return(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Portfolio turnover rate(4)

(1)	The Fund commenced operations on January 27, 2012.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year Ended	Year Ended	Period Ended
May 31, 2015	November 30,	November 30,	November 30,
(Unaudited)	2014	2013	2012(1)
$14.03	$13.93	$10.82	$10.00

0.16	0.21	0.15	0.14
0.64	0.14	3.12	0.68
0.80	0.35	3.27	0.82

(0.28)	(0.24)	(0.16)	—
(0.53)	(0.01)	—	—
(0.81)	(0.25)	(0.16)	—
0.00	0.00	0.00	0.00
$14.02	$14.03	$13.93	$10.82

6.32%	2.56%	30.65%	8.20%

$152,269	$120,714	$101,131	$67,976

1.17%	1.18%	1.26%	1.37%
1.17%	1.18%	1.27%	1.35%

2.33%	1.50%	1.21%	1.61%
2.33%	1.50%	1.20%	1.63%
6.75%	50.99%	66.56%	179.13%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year Ended	Period Ended
	May 31, 2015	November 30,	November 30,
	(Unaudited)	2014	2013(1)
Net Asset Value, Beginning of Period	$10.51	$9.04	$10.00

Income from investment operations:
Net investment income(2)	0.15	0.20	0.08
Net realized and unrealized
gain on investments	0.01	1.42	(1.04)
Total from investment operations	0.16	1.62	(0.96)

Less distributions paid:
From net investment income	(0.24)	(0.15)	—
Total distributions paid	(0.24)	(0.15)	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00
Net Asset Value, End of Period	$10.43	$10.51	$9.04

Total Return(4)	2.05%	18.37%	(9.60%)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$86,184	$77,825	$30,134
Ratio of expenses to average net assets:
Before waiver, expense
reimbursement and recoupments(5)	1.00%	1.20%	1.72%
After waiver, expense
reimbursement and recoupments(5)	1.00%	1.00%	1.00%
Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursement and recoupments(5)	2.74%	1.91%	0.84%
After waiver, expense
reimbursement and recoupments(5)	2.74%	2.11%	1.56%
Portfolio turnover rate(4)	5.49%	80.22%	139.05%

(1)	The Fund commenced operations on April 30, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund and the Gerstein Fisher Multi-Factor® International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor® Growth Equity Fund commenced operations on December 31, 2009. The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations January 27, 2012. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Gerstein, Fisher & Associates, Inc. (the “Advisor”), the Funds’ investment advisor.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of 60 days or less are valued at amortized

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAV”) are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2015:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$232,270,095	$—	$—	$232,270,095
Exchange-Traded Funds	1,163,713	—	—	1,163,713
Total Equity	233,433,808	—	—	233,433,808
Short-Term Investments	1,447,646	—	—	1,447,646
Investments Purchased with
Proceeds from Securities Lending	30,067,281	—	—	30,067,281
Total Investments in Securities	$264,948,735	$—	$—	$264,948,735

*	For further information regarding security characteristics, please see the Schedules of Investments.

During the period there were no transfers between levels for the Fund.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Equity
Common Stocks*	$4,876,450	$145,035,203	$—	$149,911,653
Exchange-Traded Funds	729,708	—	—	729,708
Preferred Stocks	—	336,336	—	336,336
Total Equity	5,606,158	145,371,539	—	150,977,697
Short-Term Investments	505,540	—	—	505,540
Investments Purchased with
Proceeds from Securities Lending	2,612,000	—	—	2,612,000
Total Investments in Securities	$8,723,698	$145,371,539	$—	$154,095,237

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$368,097
Transfers out of Level 1	(542,932)
Net transfers in and/or out of Level 1	$(174,835)

Transfers into Level 2	$542,932
Transfers out of Level 2	(368,097)
Net transfers in and/or out of Level 2	$174,835

(1)	Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Equity
Common Stocks*	$3,404,571	$9,287,148	$—	$12,691,719
Real Estate Investment Trusts	50,860,559	21,414,440	—	72,274,999
Closed-End Funds	370,551	—	—	370,551
Exchange-Traded Funds	418,070	—	—	418,070
Warrants	496	—	—	496
Rights	—	6	—	6
Total Equity	55,054,247	30,701,594	—	85,755,841
Short-Term Investments	41,726	—	—	41,726
Investments Purchased with
Proceeds from Securities Lending	4,038,387	—	—	4,038,387
Total Investments in Securities	$59,134,360	$30,701,594	$—	$89,835,954

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$879,996
Transfers out of Level 1	(856,196)
Net transfers in and/or out of Level 1	$23,800

Transfers into Level 2	$856,196
Transfers out of Level 2	(879,996)
Net transfers in and/or out of Level 2	$(23,800)

(1)	Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Funds did not hold any Level 3 securities during the period.
The Funds did not hold financial derivative instruments during the period.
(b) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The Funds also continue to receive dividends on the securities loaned.  The loans are secured by collateral at least equal, at all times, to 102% of the market value of the loaned securities.  Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e) Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(h) Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the tax advantage selection method.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters
The tax character of distributions paid during the year ended November 30, 2014 and November 30, 2013 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Growth Equity Fund
Year Ended November 30, 2013	$1,074,841	$3,254,598
Year Ended November 30, 2014	$2,900,601	$7,082,823

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
International Growth Equity Fund
Year Ended November 30, 2013	$1,023,140	$ —
Year Ended November 30, 2014	$1,783,873	$67,753

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund
Period Ended November 30, 2013(1)	$ —	$ —
Year Ended November 30, 2014	$543,151	$ —

(1)	The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013.

As of November 30, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$192,582,438	$103,245,049	$74,500,291
Gross tax unrealized appreciation	67,162,711	23,346,085	7,183,850
Gross tax unrealized depreciation	(2,005,073)	(4,197,038)	(2,298,886)
Net tax unrealized appreciation	65,157,638	19,149,047	4,884,964
Undistributed ordinary income	1,344,085	2,096,864	1,611,085
Undistributed long-term capital gain	16,352,646	4,667,258	—
Total distributable earnings	17,696,731	6,764,122	1,611,085
Other accumulated losses	—	(19,124)	(1,007,493)
Total accumulated gains	$82,854,369	$25,894,045	$5,488,556

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and mark-to-market Passive Foreign Investment Company (“PFIC”) adjustments.

The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund utilized $114,251 of short-term capital losses in the fiscal year 2014.

At November 30, 2014, the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund had short-term capital losses of $977,502 remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2014.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2014, the following table shows the reclassifications made:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Undistributed net
investment income (loss)	$—	$115,064	$75,414
Accumulated net
realized gain (loss)	$—	$(115,064)	$(75,414)
Paid-in capital	$—	$—	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2014. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2014. At November 30, 2014, the fiscal tax years 2011 through 2014 remain open to examination for the Gerstein Fisher Multi-Factor® Growth Equity Fund in the Fund’s major tax jurisdictions.  The fiscal tax years 2012 through 2014 remain open for the Gerstein Fisher Multi- Factor® International Growth Equity Fund in the Fund’s major tax jurisdictions.  The fiscal tax years 2013 and 2014 remain open to examination for the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund compensate the Advisor for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that each Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor®
Growth Equity Fund	0.99%(1)	March 30, 2016
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	1.35%	March 30, 2016
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	1.00%	April 30, 2016

(1) Effective February 1, 2015 the operating expense limit was reduced from 1.25% to 0.99%.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
November 2016	$0	$0	$101,258
November 2017	$0	$0	$84,567
May 2018	$35,457	$0	$1,560

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2015, and owed as of May 31, 2015 are as follows:

Administration and Accounting	Incurred	Owed
Multi-Factor® Growth Equity Fund	$108,079	$54,867
Multi-Factor® International Growth Equity Fund	$87,122	$49,645
Multi-Factor® Global Real Estate Securities Fund	$57,668	$26,951

Transfer Agency
(Excluding out-of-pocket expenses)	Incurred(1)	Owed
Multi-Factor® Growth Equity Fund	$17,964	$8,741
Multi-Factor® International Growth Equity Fund	$16,314	$8,181
Multi-Factor® Global Real Estate Securities Fund	$9,954	$4,323

(1)	These amounts do not include sub transfer agency fees, therefore they do not agree to the amount on the Statement of Operations.

Custody	Incurred	Owed
Multi-Factor® Growth Equity Fund	$6,718	$3,375
Multi-Factor® International Growth Equity Fund	$27,234	$14,779
Multi-Factor® Global Real Estate Securities Fund	$23,130	$13,086

The Funds each have a line of credit with US Bank (see Note 8).
The Funds have entered into a securities lending agreement with US Bank (see Note 9).

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2015, and owed as of May 31, 2015 are as follows:

	Incurred	Owed
Multi-Factor® Growth Equity Fund	$5,913	$2,937
Multi-Factor® International Growth Equity Fund	$5,414	$2,318
Multi-Factor® Global Real Estate Securities Fund	$5,546	$2,574

(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
Shares sold	1,064,278	2,611,931
Shares reinvested	1,044,966	607,318
Shares redeemed	(1,084,623)	(1,894,175)
Net increase	1,024,621	1,325,074

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
Shares sold	2,844,234	2,340,005
Shares reinvested	531,349	133,529
Shares redeemed	(1,118,875)	(1,132,469)
Net increase	2,256,708	1,341,065

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
Shares sold	1,212,757	4,358,816
Shares reinvested	211,907	61,424
Shares redeemed	(562,228)	(350,423)
Net increase	862,436	4,069,817

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2015, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$42,675,225	$(41,808,624)
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$33,174,562	$(8,777,933)
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$13,622,944	$(4,603,816)

(8)	Line of Credit

At May 31, 2015, the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund each had lines of credit in the amount of $5,000,000, $10,000,000 and $4,000,000, respectively, which all mature August 13, 2015.  These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate of 3.25% (as of May 31, 2015).  There were no loans outstanding as of May 31, 2015.  The following table provides information regarding usage of the line of credit for the six months ended May 31, 2015.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Gerstein Fisher
Multi-Factor® Growth
Equity Fund	32	$637,906	$1,843	$1,262,000	4/30/2015

Gerstein Fisher
Multi-Factor®
International Growth
Equity Fund	47	$876,681	$3,720	$4,426,000	1/2/2015

Gerstein Fisher
Multi-Factor® Global Real
Estate Securities Fund	23	$126,261	$262	$282,000	12/24/2014

* Interest expense is included within other expenses on the Statement of Operations.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

(9)	Securities Lending

The Funds hold shares of the Mount Vernon Securities Lending Prime Portfolio as cash collateral, which is a registered money market fund whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.  It primarily invests in certificates of deposit, asset backed and financial company commercial paper and repurchase agreements.

At May 31, 2015, the aggregate market value of loaned securities and the value of the cash collateral the Funds received was as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$29,103,607	$30,067,281	12.42%
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	2,293,518	2,612,000	1.51%
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	3,877,727	4,038,387	4.50%

(10)	Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal period ended November 30, 2014 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	0.10%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	1.03%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal period ended November 30, 2014, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor® Growth Equity Fund	87.67%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	34.46%

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the year ended November 30, 2014 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$3,602,817	$287,691	$0.0334

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3) for the tax year ended November 30, 2014.  The amounts designated as long-term capital gains were as follows:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International Growth	Global Real Estate
Growth Equity Fund	Equity Fund	Securities Fund
Year Ended	Year Ended	Year Ended
November 30, 2014	November 30, 2014	November 30, 2014
$7,082,823	$67,753	$ —

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0243 per share for each share owned on November 30, 2014, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	38	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 60		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
three portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	38	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
three portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	38	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 71		2009	Administrative		fund complex
			Officer (“CAO”) and		(two closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		ended
			(1994–2011).		investment
company with
one portfolio).
Independent
Trustee,
Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 53		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
three portfolios).

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,	Services, LLC
Age: 33		2015	(April 2012–present);
Research Associate,
Vista360, LLC
(May 2010–
April 2012).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Since	U.S. Bancorp Fund
Age: 55	President	July 1, 2014	Services, LLC
	and		(January 2014–
	Anti-Money		present); Senior
	Laundering		Vice President, Ariel
	Officer		Investments, LLC
(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 33		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		April 23,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2011–present);
Illinois State
University
(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 1,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 1-800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

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GERSTEIN FISHER FUNDS

Investment Advisor	Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	GFA Securities, LLC
565 Fifth Avenue, 27th Floor
New York, New York 10017

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*        /s/ John Buckel
John Buckel, President

Date           8/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John Buckel
John Buckel, President

Date           8/5/15

By (Signature and Title)*        /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date           8/5/15

* Print the name and title of each signing officer under his or her signature.